As filed with the Securities and Exchange Commission on January 22, 2024

Securities Act File No. 333-259157
Investment Company Act File No. 811-23673

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No. 5		☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 Amendment No. 8		☒ ☒

(Check appropriate box or boxes)
SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
(Exact Name of Registrant as Specified in Charter)

American International Plaza Building—Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (787) 250-3600
Liana Loyola Secretary American International Plaza Building—Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918
(Name and Address of Agent for Service)
Copies to:

Jesse C. Kean	Alexandre-Cyril Manz
Carla G. Teodoro	UBS Financial Services Inc.
Sidley Austin LLP	American International Plaza Building—Tenth Floor
787 Seventh Avenue	250 Muñoz Rivera Avenue
New York, New York 10019	San Juan, Puerto Rico 00918

It is proposed that this filing will become effective (check appropriate box)
☐ Immediately upon filing pursuant to paragraph (b)
☒ On February 21, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund: Short Term Investment Fund for Puerto Rico Residents, Inc.

Explanatory Note

This Post-Effective Amendment No. 5 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February  21, 2024, the effectiveness of the registration statement of Short Term Investment Fund for Puerto Rico Residents, Inc., filed in Post-Effective Amendment No.  4 on November 24, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan and Commonwealth of Puerto Rico, on January 22, 2024.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:         /S/ CARLOS V. UBIÑAS

 Carlos V. Ubiñas,

 President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ CARLOS V. UBIÑAS Carlos V. Ubiñas	Director, Chairman of the Board and President (Principal Executive Officer)	January 22, 2024

/S/ LESLIE HIGHLEY, JR. Leslie Highley, Jr.	Senior Vice President and Treasurer (Principal Financial and Accounting Officer)	January 22, 2024

AUGUSTIN CABRER*	Director
Augustin Cabrer

VICENTE J. LEÓN*	Director
Vicente J. León

CARLOS NIDO*	Director
Carlos Nido

LUIS M. PELLOT*	Director
Luis M. Pellot

CLOTILDE PÉREZ*	Director
Clotilde Pérez

JOSÉ J. VILLAMIL*	Director
José J. Villamil

*By: /S/ LIANA LOYOLA
Liana Loyola Attorney-in-Fact January 22, 2024